SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Segment Reporting Information, by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 20,025
Operating Loss	(11,599)	$ 1,493	$ 8,009
Property, Plant and Equipment, Net	1,165	$ 888	$ 616
Government Sector [Member]
Revenues	16,738
Operating Loss	(7,970)
Property, Plant and Equipment, Net	906
Cyber [Member]
Revenues	1,760
Operating Loss	(2,072)
Property, Plant and Equipment, Net	84
Connectivity [Member]
Revenues	1,527
Operating Loss	(1,557)
Property, Plant and Equipment, Net	$ 175